4. MARKETABLE SECURITIES: Schedule of Net changes in fair value of marketable securities (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of Net changes in fair value of marketable securities

	September 30, 2024	September 30, 2023
Net changes in fair value of marketable securities through profit and loss:
Beginning of the year	$4,500	$161,799
Shares received	-	12,000
Shares sold	(20,625)	(216,232)
Realized gain (loss)	8,625	(30,052)
Change in unrealized gain	7,500	76,985
Value at September 30, 2024 and 2023	$-	$4,500